Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000027968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
C000027968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[1]
C000027968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[1]
C000027968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000027968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
C000027968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
C000027968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1]
C000027968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1]
C000027968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
C000027968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
C000027968 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000027970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[2]
C000027970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[2]
C000027970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[2]
C000027970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000027970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[2]
C000027970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[2]
C000027970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[2]
C000027970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[2]
C000027970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[2]
C000027970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[2]
C000027970 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[2]
C000199250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[3]
C000199250 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[3]
C000199250 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[3]
C000199250 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000199250 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[3]
C000199250 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000199250 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[3]
C000199250 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[3]
C000199250 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[3]
C000199250 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[3]
C000199250 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
C000041565 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[4]
C000041565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[4]
C000041565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[4]
C000041565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000041565 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[4]
C000041565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000041565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[4]
C000041565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[4]
C000041565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[4]
C000041565 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[4]
C000041565 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[4]
C000027971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[5]
C000027971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[5]
C000027971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[5]
C000027971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000027971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[5]
C000027971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000027971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[5]
C000027971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[5]
C000027971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[5]
C000027971 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[5]
C000027971 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[5]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.